PROPERTY, PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 5 – PROPERTY, PLANT AND EQUIPMENT

Depreciation for the nine months ended September 30, 2025 and 2024 was $758 and $9,681, respectively. On May 15, 2024, the Company disposed of $119,819 of equipment to Epiq Scripts, LLC, a related party. The equipment was sold for $65,000, realizing a loss on sale of assets of $18,387. The schedule below shows property, plant and equipment as of:

	September 30, 2025	December 31, 2024

Computers	5,062	5,062
Equipment	-	119,819
Less accumulated depreciation:	(3,013)	(2,256)
Disposed equipment	-	(119,819)
Property and equipment, net	2,049	2,806

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

During the years ended December 31, 2024 and 2023, the Company acquired computers and office equipment totaling $0 and $3,519, respectively. Depreciation for the years ended December 31, 2024 and 2023 was $9,936 and $24,889, respectively. On May 15, 2024, the Company disposed of $119,819 of equipment to Epiq Scripts, LLC, a related party. The equipment was sold for $65,000, realizing a loss on sale of assets of $18,387. The below schedule shows property, plant and equipment as of:

	December 31, 2024	December 31, 2023

Computers	5,062	5,062
Equipment	119,819	119,819
Less accumulated depreciation:	(2,256)	(28,752)
Disposed equipment	(119,819)	-
Property and equipment, net	2,806	96,129